Filed with the Securities and Exchange Commission on April 22, 2009

1933 Act Registration File No.   333-33302
1940 Act File No. 811-09871

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 28	☒

CULLEN FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

645 Fifth Avenue
New York, NY  10022
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 843-0506

Brooks Cullen
645 Fifth Avenue
New York, NY  10022
 (Name and Address of Agent for Service)

Copies of all communications to:
Andrew H. Shaw, Esq.
Sidley Austin LLP
One South Dearborn
Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box.
[  ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: Parts A and B of PEA 25 are incorporated by reference to this filing.  The purpose of this filing is to correct the Part C signature page of Post-Effective Amendment No. 25 by accurately stating the Post-Effective Amendment number.

CULLEN FUNDS TRUST
PART C

OTHER INFORMATION

Item 23.  EXHIBITS.

(a)	Declaration of Trust
(i)	Certificate of Trust of Cullen Funds Trust, dated March 25, 2000[1]
(ii)	Agreement and Declaration of Trust of Cullen Funds Trust, dated May 10, 2001[13]
(iii)	Certificate of Correction of Certificate of Trust of Cullen Funds Trust, dated February 6, 2007[11]
(b)	By-laws dated March 25, 2000[1]
(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Agreement and Declaration of Trust and By-laws.
(d)	Investment Advisory Agreements
(i)	Investment Advisory Agreement (Cullen High Dividend Equity Fund), dated August 1, 2003[4]
A.	Amendment to Investment Advisory Agreement (Cullen High Dividend Equity Fund), dated October 5, 2004[14]
(ii)	Investment Advisory Agreement (Cullen International High Dividend Fund), dated November 30, 2005[9]
(e)	Distribution Agreement[3]
(i)	Amended Schedule A to the Distribution Agreement, dated July 24, 2003[4]
(ii)	Amendment to the Distribution Agreement, dated November 30, 2005[10]
(iii)	Amendment to the Distribution Agreement, dated April 13, 2006[10]
(iv)	Amendment to the Distribution Agreement, dated February 2, 2009[14]
(f)	Bonus or Profit Sharing Contracts – Not applicable.
(g)	Custody Agreements
(i)	Custody Agreement on behalf of Cullen High Dividend Equity Fund, dated June 28, 2000[9]
A.	Addendum to the Custody Agreement, dated February 2, 2009[14]
(ii)	Custody Agreement on behalf of Cullen International High Dividend Fund, dated November 22, 2005 – Bank of New York[14]
(h)	Other Material Contracts
(i)	Fund Administration Servicing Agreement[9]

A.	Addendum to the Fund Administration Servicing Agreement, dated August 7, 2007[14]
B.	Amendment to the Fund Administration Servicing Agreement, dated November 25, 2008[14]
C.	Amendment to the Fund Administration Servicing Agreement, dated February 2, 2009[14]
(ii)	Transfer Agent Servicing Agreement[9]
A.	Amendment to Transfer Agent Servicing Agreement, dated February 2, 2009[14]
(iii)	Fund Accounting Servicing Agreement, dated September 12, 2005[14]
A.	Amendment to the Fund Accounting Servicing Agreement, dated November 30, 2005[14]
B.	Amendment to the Fund Accounting Servicing Agreement, dated February 2, 2009[14]
(iv)	Fulfillment Servicing Agreement[9]
(v)	Power of Attorney, dated February 12, 2009[14]
(vi)	Prospect Servicing Agreement[9]
(vii)	Operating Expenses Letter (Cullen High Dividend Equity Fund), dated February 12, 2009[14]
(viii)	Operating Expenses Letter on behalf of the Cullen International High Dividend Equity Fund, dated February 12, 2009[14]
(ix)	Shareholder Servicing Plan, dated February 12, 2009[14]
(i)	Legal Opinions
(i)	Opinion and Consent of Counsel for the Cullen High Dividend Equity Fund[4,7]
(ii)	Opinion and Consent of Counsel for the Cullen International High Dividend Fund[11]
(j)	Consent of Independent Registered Public Accounting Firm – Not Applicable.
(k)	Omitted Financial Statements – Not applicable.
(l)	Initial Capital Agreements
(i)	Subscription for Shares of the Cullen High Dividend Equity Fund[4]
(ii)	Subscription for Shares of the Cullen International High Dividend Fund[14]
(m)	Rule 12b-1 Plan
(i)	Distribution Plan – (12b-1 Plan) for High Dividend Equity Fund (Retail Class)[4]
(ii)	Distribution Plan – (12b-1 Plan) for High Dividend Equity Fund (Class C)[8]
(iii)	Distribution Plan – (12b-1 Plan) for High Dividend Equity Fund (Classes R1 and R2) [14]
(iv)	Distribution Plan – (12b-1Plan) for International High Dividend Fund (Retail Class) [14]
(v)	Distribution Plan – (12b-1Plan) for International High Dividend Fund (Class C) [14]
(vi)	Distribution Plan – (12b-1Plan) for International High Dividend Fund (Classes R1 and R2)[14]
(n)	Rule 18f-3 Plan
(i)	Amended and Restated Multiple Class Plan for Cullen High Dividend Equity Fund, dated February 12, 2009[14]
(ii)	Amended and Restated Multiple Class Plan for Cullen International High Dividend Fund, dated February 12, 2009[14]

(o)	Reserved.
(p)	Code of Ethics
(i)	Code of Ethics for Registrant and Advisor, dated November 1, 2006[12]
(ii)	Code of Ethics for Distributor, dated September 1, 2005[14]
[1]	Incorporated by reference to Registrant’s Initial Filing of the Registration Statement filed March 27, 2000 under file numbers 333-33302 and 811-9871.
[2]	Incorporated by the reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement filed May 23, 2000 under file numbers 333-33302 and 811-9871.
[3]	Incorporated by the reference to Registrant’s Pre-Effective Amendment No. 2 to the Registration Statement filed June 28, 2000 under file numbers 333-33302 and 811-9871.
[4]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed August 1, 2003 under file numbers 333-33302 and 811-9871.
[5]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed August 2, 2004 under file number 333-33302 and 811-9871.
[6]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 filed October 5, 2004 under file numbers 333-33302 and 811-9871.
[7]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed October 7, 2004 under file numbers 333-33302 and 811-9871.
[8]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed October 28, 2004 under file numbers 333-33302 and 811-9871.
[9]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 filed December 15, 2005 under file numbers 333-33302 and 811-9871.
[10]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 filed October 27, 2006 under file numbers 333-33302 and 811-9871.
[11]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed February 14, 2007 under file numbers 333-33302 and 811-9871.
[12]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 20 filed October 26, 2007 under file number 333-33302 and 811-9871.
[13]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 filed February 12, 2009 under file number 333-33302 and 811-9871.
[14]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 filed February 21, 2009 under file number 333-33302 and 811-9871.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Adviser.

Cullen Capital Management, LLC serves as the investment adviser for the Registrant.  The business and other connections of Cullen Capital Management, LLC are set forth in the Uniform Application for Investment Adviser Registration (“Form ADV”) of Cullen Capital Management, LLC as filed with the SEC (File No. 801-57576), on March 3, 2009 and which is incorporated by reference herein.

Item 27.                       Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Internet Fund, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund, LLLP
Alpine Income Trust	Kirr Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Artio Global Equity Fund, Inc.	Masters' Select Funds Trust
Artio Global Investment Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Trust
Brazos Mutual Funds	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cullen Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Empiric Funds, Inc.	Primecap Odyssey Funds
First American Funds, Inc.	Professionally Managed Portfolios
First American Investment Funds, Inc.	Prospector Funds, Inc.
First American Strategy Funds, Inc.	Purisima Funds
Fort Pitt Capital Funds	Quaker Investment Trust
Glenmede Fund, Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	Rockland Funds Trust
Greenspring Fund, Inc.	Thompson Plumb Funds, Inc.
Guinness Atkinson Funds	TIFF Investment Program, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers
Hennessy Funds Trust	Underlying Funds Trust
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wexford Trust
Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	None
Robert Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)
The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar Distributors, LLC	None	None	None	$11,066

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accountant, Fund Administrator and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022
Registrant’s Custodians	U.S. Bank N.A. 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Bank of New York One Wall Street New York, New York 10286
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 29.  Management Services Not Discussed in Parts A and B.

Not applicable.

Item 30.  Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 26 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 22nd day of April,  2009.

CULLEN FUNDS TRUST

By:	/s/James P. Cullen
James P. Cullen
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 26 to its Registration Statement has been signed below on April 22, 2009 by the following persons in the capacities indicated.

Signature	Title
/s/James P. Cullen James P. Cullen	Trustee and President
Dr. Curtis J. Flanagan* Dr. Curtis J. Flanagan	Trustee
Matthew J. Dodds* Matthew J. Dodds	Independent Trustee
Stephen G. Fredericks* Stephen G. Fredericks	Independent Trustee
Robert J. Garry* Robert J. Garry	Independent Trustee
Jeffrey T. Battaglia* Jeffrey T. Battaglia	Treasurer and Principal Accounting Officer
*By /s/James P. Cullen James P. Cullen Attorney in Fact